Income Tax (Details Textual) - ILS (₪) ₪ in Millions		1 Months Ended			12 Months Ended
	Jan. 04, 2016	May 31, 2017	Apr. 27, 2017	Jan. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Corporate tax rate					24.00%	25.00%	26.50%
Rate of tax, description
The Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216), 2016, which includes a reduction in the corporate tax rate from 26.5% to 25% as from January 1, 2016. On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in 2017 and 2018) – 2016, by which, among other things, the corporate tax rate was reduced from 25% to 24% in 2017 and to 23% as from January 1, 2018 and thereafter.

Tax loss carry-forward					₪ 72
Capital loss carry forwards		₪ 1,166			42
Deferred tax assets					1,019	₪ 1,007
Deferred tax liabilities					₪ 459	₪ 593
Final tax assessment, description
The Company entered into a tax assessment agreement with the Israeli Tax Authority (the "Agreement") with respect to final tax assessments for the tax years 2010-2014. The Agreement covers all pending tax assessments and other tax matters with respect to such years. Pursuant to the Agreement, the Company will pay the Israeli Tax Authority NIS 25, including interest and CPI linkage differences.

The Company entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”), with respect to final tax assessments with respect to: (i) tax years 2007-2009; and (ii) the sale of its legacy communications business that was completed on January 31, 2010. According to the Agreement, the Company paid the Israeli Tax Authority NIS 148, including interest and CPI linkage differences, in 24 monthly instalments starting in February 2015.
The net tax liability that was added as a result of the assessment agreement is NIS 70, for which a full provision is included in these financial statements.
Tax losses on DBS					₪ 5,000
Additional losses					₪ 19
Tax liability arising			₪ 25	₪ 148
Description tax authority granted approval					The Tax Authority granted approval for tax purposes for the merger of DBS with and into Bezeq, in accordance with Section 103(B) of the Income Tax Ordinance, whereby subsequent to the merger, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.
Recognized a deferred tax asset due to the basis difference attributed to its investment in Bezeq in the amount							₪ 101